Share Capital And Share Premium - Summary of Share Capital And Share Premium (Parenthetical) (Detail) ¥ in Millions	Oct. 30, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares shares	Oct. 30, 2020 $ / shares shares
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued		1,231,150,560
Ordinary shares outstanding		1,231,150,560
Automatically Convertible Promissory Notes [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Increase (decrease) in equity shares outstanding due to conversion of convertible instruments	7,566,665
Promissory Notes Conversion Price Per Share | $ / shares		$ 27	$ 13.5
Adjustment to additional paid in capital due to difference in value on account of conversion of debt into equity | ¥	¥ 1,387
Class B and class C ordinary shares convertible into class A ordinary shares [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Common stock shares converted from one class to another			135,196,846
Class C Ordinary Shares Converted Into Class A Ordinary Shares [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Common stock shares converted from one class to another			1,662,614
Class C Ordinary Shares Converted Into Class A Ordinary Shares [Member] | Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Adjustment due to the difference between carrying value of shares and par value of shares upon conversion | ¥	¥ 408
Class A Ordinary Sahres Redesignated Into Ordinary Shares [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued			1,124,006,331
Ordinary shares outstanding			1,124,006,331
Ordinary shares [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Stock shares issued during the period shares	99,577,564
Ordinary shares [member] | Initial public offer [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Stock shares issued during the period shares	87,500,000
Ordinary shares [member] | Over allotment [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Stock shares issued during the period shares	12,077,564
Ordinary shares [member] | Initial Public Offer And Overallotement [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Adjustment due to the difference between carrying value of shares and par value of shares upon conversion | ¥	¥ 17,305